Differences Between Financial Statements and Form 5500 - Reconciliation of Net Assets Available for Benefits (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 35,054,224	$ 31,066,612
Adjustment from contract value to fair value of certain Galliard Stable Value Fund assets	(15,902)	(49,536)
Amounts allocated to withdrawing participants and other	(882)	(2,152)
Net assets available for benefits per the Form 5500	$ 35,037,440	$ 31,014,924